Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 6. Marketable Securities

The Company holds 200,000 shares of common stock of Adapti, Inc. (“Adapti”), an entity affiliated with the Company’s Chief Executive Officer. The investment is classified as a marketable equity security and is measured at fair value using quoted market prices, with changes in fair value recognized in earnings.

The carrying value of marketable securities consisted of the following:

	March 31, 2026	December 31, 2025
Investment in Adapti	$968,812	$968,812
Unrealized loss	(732,277)	(720,899)
Marketable Securities, net	$236,535	$247,913

The Company recognized unrealized gains (losses) related to marketable securities of approximately $(11,378) and $1,652,754 during the three months ended March 31, 2026 and 2025, respectively.

Note 6. Marketable Securities

The Company holds 200,000 shares of common stock of Adapti, Inc, an entity majority owned by the Company’s Chief Executive Officer, ticker ADTI, OTC Markets, as of December 31, 2025 and 2024. The Company accounts for these securities based on quoted market prices, with changes in fair value recognized in earnings. As a result, the Company recorded an unrealized loss of $413,188 and an unrealized gain of $165,275 for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the fair value of the Company’s marketable securities was $247,913 and $661,101, respectively.